OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
OTHER INTANGIBLE ASSETS
OTHER INTANGIBLE ASSETS

22.   OTHER INTANGIBLE ASSETS

Other intangible assets primarily consist of billing, telecommunication, accounting and office software as well as numbering capacity, customer base and licenses. These assets are assets with finite useful lives. They are initially recognized at cost and amortized on a straight-line basis over their estimated useful lives.

Balances of historical cost, accumulated amortization, net book value as of December 31, 2022 and 2021 and movements of other intangible assets for the year ended December 31, 2022, 2021 and 2020 were as follows:

		Right to use	Billing and			Cost to
		radio	other		Numbering	obtain
	Licenses	frequencies	software	Client base	capacity	contracts	Content	Other	Total
Useful life, years	1 to 20	1 to 15	1 to 25	4 to 31	2 to 15	2 to 5	1 to 5	1 to 10
Cost
January 1, 2020	21,705	5,689	139,968	5,930	2,677	13,635	—	3,096	192,700
Additions	1,466	(11)	35,277	—	15	10,390	—	1,941	49,078
Disposal of NVISION GROUP (Note 10)	—	—	(311)	—	—	—	—	—	(311)
Reclassification into assets for sale	—	—	(184)	—	—	—	—	—	(184)
Impairment	—	43	(167)	—	—	—	—	(2)	(126)
Disposal	(108)	(172)	(28,035)	(73)	(24)	(9,758)	—	(1,033)	(39,203)
Other	25	30	(83)	—	—	—	—	(1)	(29)
Foreign exchange differences	913	—	386	—	—	—	—	4	1,303
December 31, 2020	24,001	5,579	146,851	5,857	2,668	14,267	—	4,005	203,228
Additions	1,350	—	34,421	—	75	3,653	—	5,494	44,993
Arising on business combinations	—	—	571	1,147	174	—	—	576	2,468
Reclassification into assets for sale	—	—	(17)	—	—	—	—	—	(17)
Impairment	(1)	21	—	—	—	—	—	—	20
Disposal	(39)	(233)	(14,783)	(680)	(251)	(3,287)	—	(1,064)	(20,337)
Other	—	1	(97)	—	—	—	—	(9)	(105)
Foreign exchange differences	992	—	381	—	—	—	—	(1)	1,372
December 31, 2021	26,303	5,368	167,327	6,324	2,666	14,633	—	9,001	231,622
Additions	1,231	—	31,934	—	134	3,945	7,952	205	45,402
Arising on business combinations (Note 4)	—	—	713	4,447	—	260	—	619	6,039
Disposal of Nvision CR a.s. (Note 10)	—	—	(89)	—	—	—	—	—	(89)
Disposal	(63)	(174)	(11,810)	(619)	(24)	(3,250)	—	(465)	(16,405)
Other	34	(34)	52	—	—	—	(9)	(35)	8
Foreign exchange differences	1,778	—	298	(539)	(66)	—	—	(468)	1,003
December 31, 2022	29,283	5,160	188,425	9,613	2,710	15,588	7,943	8,857	267,579
Accumulated amortisation and impairment
January 1, 2020	(13,182)	(4,098)	(82,096)	(3,048)	(2,611)	(6,394)	—	(1,542)	(112,971)
Charge for the year	(1,266)	(367)	(25,146)	(431)	(27)	(9,964)	—	(345)	(37,546)
Disposal of NVISION GROUP (Note 10)	—	—	77	—	—	—	—	—	77
Disposal	71	160	27,953	72	24	9,758	—	402	38,440
Other	(10)	(31)	81	—	—	—	—	2	42
Foreign exchange differences	(894)	—	(275)	—	—	—	—	2	(1,167)
December 31, 2020	(15,281)	(4,336)	(79,406)	(3,407)	(2,614)	(6,600)	—	(1,481)	(113,125)
Charge for the year	(1,443)	(349)	(29,737)	(631)	(35)	(3,424)	—	(1,867)	(37,486)
Disposal	3	228	14,716	679	249	3,288	—	920	20,083
Other	—	—	204	—	—	—	—	16	220
Foreign exchange differences	(971)	—	(211)	—	—	—	—	—	(1,182)
December 31, 2021	(17,692)	(4,457)	(94,434)	(3,359)	(2,400)	(6,736)	—	(2,412)	(131,490)
Charge for the year	(1,607)	(312)	(31,702)	(820)	(55)	(3,596)	(2,144)	(89)	(40,325)
Disposal of Nvision CR a.s. (Note 10)	—	—	57	—	—	—	—	—	57
Impairment	—	—	(1,150)	—	—	—	—	(18)	(1,168)
Disposal	38	193	11,792	619	24	3,250	—	439	16,355
Other	(31)	31	(39)	3	—	3	7	22	(5)
Foreign exchange differences	(1,742)	—	191	—	66	—	—	31	(1,454)
December 31, 2022	(21,034)	(4,545)	(115,285)	(3,557)	(2,365)	(7,080)	(2,137)	(2,027)	(158,030)
Net book value
December 31, 2021	8,611	911	72,893	2,965	266	7,897	—	6,589	100,132
December 31, 2022	8,249	615	73,140	6,056	345	8,509	5,806	6,830	109,549

The Group was granted with GSM licenses by the Russian Ministry of Information Technologies and Communications to provide telecommunication services. In addition to the licenses received directly from the Russian Ministry of Information Technologies and Communications, the Group acquired access to telecommunication licenses through business combinations.

Operating licenses contain conditions specified by legislation which generally include the required date of services provision, territorial coverage and expiration date. Management believes that the Group is in compliance with all material terms of its licenses.

The Group’s operating licenses do not provide for automatic renewal. All licenses covering the territories of the Russian Federation expired as of December 31, 2022 were renewed. The cost to renew the licenses was not significant. Weighted-average period until the next renewal of licenses in the Russian Federation is five years.

The license for the provision of telecommunication services in Armenia is valid until 2034.

Contractual obligations to purchase intangible assets are disclosed in the Note 33.